Investments in Affiliated Companies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Oct. 31, 2012 After additional issue of voting preferred stocks	Oct. 31, 2012 Before additional issue of voting preferred stocks	Mar. 31, 2010 Tata Teleservices Limited	Mar. 31, 2013 Tata Teleservices Limited	Mar. 25, 2009 Tata Teleservices Limited	Nov. 30, 2011 Philippine Long Distance Telephone Company	Jun. 30, 2011 Philippine Long Distance Telephone Company	Mar. 31, 2008 Philippine Long Distance Telephone Company	Feb. 28, 2008 Philippine Long Distance Telephone Company
Investments in and Advances to Affiliates [Line Items]
Equity method investment, acquired ownership percentage								26.00%				7.00%
Equity method investment, aggregate cost							¥ 14,424	¥ 252,321	¥ 19,519			¥ 98,943
Equity method investment, ownership percentage							27.00%		20.00%		21.00%	13.00%
Percentage of foreign ownership interests Limit										40.00%
Percentage of NTT's voting rights				12.00%	20.00%
Equity in earnings (losses) of affiliated companies	(10,131)	(2,986)	1,670			(2,788)
Investments in affiliates, period decrease						(4,710)
Equity method investment, other than temporary impairment loss	6,813
Equity method investment, other than temporary, and an impairment loss after tax	16,636
Deferred income taxes, impairment charges	9,277
Share of undistributed earnings of affiliated companies included in consolidated retained earnings	62,695	68,779	61,016
Investments in and advances to affiliates, total	10,490	128,821
Investments in and advances to affiliates, related market value	40,093	247,718
Equity method investment, difference between carrying values and underlying equity	¥ 159,949	¥ 313,088